Intangible assets - Additional Information (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2026 USD ($) item	Aug. 31, 2025 USD ($) item
Intangible assets
Number of patent applications | item	3	7
Cost
Intangible assets
Additions	$ 83,670	$ 99,407
Intellectual property
Intangible assets
Recoverable amount	25,057
Carrying amount	411,690
Impairment loss	380,457
Patents | Cost
Intangible assets
Additions	$ 83,670	$ 99,407